Correction of Errors in Previously Reported Condensed Consolidated and Combined Financial Statements - Schedule of Condensed Consolidated and Combined Balance Sheets (Parentheticals) (Details) - $ / shares
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
As Reported [Member]
Schedule of Condensed Consolidated and Combined Balance Sheets [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	300,000,000	300,000,000	300,000,000
Common stock, shares issued (in Shares)	2,346,818	1,742,006	1,738,007
Common stock, shares outstanding (in Shares)	2,346,818	1,742,006	1,738,007
Adjustments [Member]
Schedule of Condensed Consolidated and Combined Balance Sheets [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	300,000,000	300,000,000	300,000,000
Common stock, shares issued (in Shares)	2,346,818	1,742,006	1,738,007
Common stock, shares outstanding (in Shares)	2,346,818	1,742,006	1,738,007
As Restated [Member]
Schedule of Condensed Consolidated and Combined Balance Sheets [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	300,000,000	300,000,000	300,000,000
Common stock, shares issued (in Shares)	2,346,818	1,742,006	1,738,007
Common stock, shares outstanding (in Shares)	2,346,818	1,742,006	1,738,007